Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
GOODWILL
6.	GOODWILL

The changes in the carrying amount of goodwill were as follows:

	As of December 31,	As of June 30,
	2017	2018
	US$	US$

Balance at beginning of the period	693	736
Foreign currency translation difference	43	(9)

Balance at end of the period	736	727

No impairment charge was recorded in any of the six months ended June 30, 2017 and 2018, respectively.

9.	GOODWILL

The changes in the carrying amount of goodwill were as follows:

	As of December 31,
	2016	2017
	US$	US$

Balance as of January 1	741	693
Foreign currency translation difference	(48)	43

Balance as of December 31	693	736

No impairment charge was recorded in any of the three years ended December 31, 2016 and 2017.